Income Tax Expense - Schedule of Reconciliation Between Tax Expense (Parentheticals) (Details)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation Between Tax Expense [Abstract]
Tax rate	24.00%	24.00%